GOODWILL - Allocation of net carrying amount of goodwill in significant CGU groups (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
GOODWILL
Goodwill	$ 2,718.5	$ 2,714.0
Telecommunications
GOODWILL
Goodwill	2,683.7	2,679.2
Other CGU groups
GOODWILL
Goodwill	$ 34.8	$ 34.8